Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 - PREPAID EXPENSES AND OTHER RECEIVABLES

Composition:

	As of	As of
	December 31,	December 31,
	2022	2021

Tax authorities	124	128
Insurances	527	1,700
Prepaid expenses	80	95
Advances to payables	345	180
Other	164	187
	1,240	2,290